Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Commitments and contingencies
32. Commitments and contingencies
Purchase commitments for chargers and charging infrastructure
Significant expenditures for chargers and charging infrastructure contracted for, but not recognized as liabilities, as at December 31, 2021 were €2,261 thousand (December 31, 2020: €4,354 thousand). The Group uses these assets either as own chargers (property, plant and equipment) or as charging equipment to fulfill its obligations under EPC contracts entered into with its customers (inventory).